Reporting entity	3 Months Ended
Mar. 31, 2026
Reporting Entity
Reporting entity

1.	Reporting entity:

Intermap Technologies ® Corporation (the “Company”) is incorporated under the laws of Alberta, Canada. The head office of Intermap is located at 385 Inverness Parkway, Suite 105, Englewood, Colorado, USA 80112. Its registered office is located at 734, 7th Avenue SW, Suite 604, Calgary, Alberta, Canada T2P 3P8.

Intermap is a global location-based geospatial intelligence company, creating a wide variety of geospatial solutions and analytics for its customers. Intermap’s geospatial solutions and analytics can be used in a wide range of applications including, but not limited to, location-based information, geospatial risk assessment, geographic information systems, engineering, utilities, global positioning systems maps, oil and gas, renewable energy, hydrology, environmental planning, wireless communications, transportation, advertising, and 3D visualization.

Intermap operationalizes artificial intelligence across its platform and workflows to improve speed, scale, accuracy assurance, processing efficiency and integration capabilities. The Company also produces AI within its proprietary framework to automate and accelerate geospatial workflows and support secure human-to-machine teaming across enterprise, government and defense applications. Intermap maintains strict control of proprietary and customer data within secure internal environments and does not use customer data within public large language models.